Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of activity for all stock options granted
	Options outstanding	Weighted average exercise price	Average remaining contractual terms (in years)	Aggregate intrinsic Value (in thousands)
Outstanding at January 1, 2020	15,201,143	$0.43	4.80	$1,723
Exercised	—
Grant	51,921,030
Forfeited or expired	(85,347)	0.73
Outstanding at December 31, 2020	67,036,826	$0.60	8.19	$51,754
Exercised	(1,457,517)
Grant	—
Forfeited or expired	(178,916)	0.73
Outstanding at December 31, 2021	65,400,393	$0.60	7.30	$639,131
Exercised	(6,305,365)	0.61
Grant	—
Forfeited or expired	(59,635)	0.73
Outstanding at December 31, 2022	59,035,393	$0.60	6.46	$42,143
Vested and expected to vest at December 31, 2022	59,035,393	$0.60	6.46	$42,143
Exercisable at December 31, 2022	37,637,243	$0.57	5.90	$27,787

Schedule of activity for all restricted stock units granted
	Shares	Weighted- average grant date fair value
Unvested at January 1, 2020	—	$—
Granted	7,040,998	18.38
Vested	—	—
Cancelled	—	—
Unvested at December 31, 2021	7,040,998	$18.38
Granted	1,671,445	3.69
Vested	(1,675,007)	18.38
Cancelled	(1,022,720)	18.38
Unvested at December 31, 2022	6,014,716	$14.30